Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 18 – Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2015	2014
Assets
Cash and cash equivalents	$76	$259
Investment in Quaint Oak Bank	17,612	16,205
Premises and equipment, net	1,311	1,074
Other assets	50	50
Total Assets	$19,049	$17,588

Liabilities and Stockholders' Equity
Other liabilities	$13	$13
Stockholders' equity	19,036	17,575
Total Liabilities and Stockholders' Equity	$19,049	$17,588

Statements of Income

	For the Year Ended December 31,
	2015	2014
Income
Dividends from subsidiary	$--	$500
Rental income	106	106
Total Income	106	606

Expenses
Occupancy and equipment expense	99	78
Other expenses	95	79
Total Expenses	194	157

Net Income (Loss) Before Income Taxes	(88)	449
Equity in Undistributed Net Income of Subsidiary	1,329	776
Income Tax Benefit	30	17
Net Income	$1,271	$1,242

Comprehensive Income	$1,295	$1,224

Statements of Cash Flows

	For the Year Ended December 31,
	2015	2014

Operating Activities
Net income	$1,271	$1,242
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,329)	(776)
Depreciation expense	27	23
Stock-based compensation expense	294	272
Increase in other assets	(54)	(39)
Decrease in other liabilities	--	(7)
Net cash provided by operating activities	209	715

Investing Activities
Purchase of property and equipment	(264)	(90)
Net cash used in investing activities	(264)	(90)

Financing Activities
Dividends paid	(239)	(211)
Purchase of treasury stock	(10)	(760)
Proceeds from the reissuance of treasury stock	54	64
Proceeds from the exercise of stock options	67	--
Net cash used in financing activities	(128)	(907)

Net Decrease in Cash and Cash Equivalents	(183)	(282)
Cash and Cash Equivalents – Beginning of Year	259	541
Cash and Cash Equivalents – End of Year	$76	$259